Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of results by business segment

For the year ended December 31, 2024	Heavy Equipment - Australia	Heavy Equipment - Canada	Other	Eliminations	Total
Revenue from external customers	$590,901	$555,301	$19,457	$—	$1,165,659
Revenue from intersegment transactions	—	—	27,742	(27,614)	128
Cost of sales	396,684	381,668	37,306	(26,602)	789,056
Depreciation expense	62,930	105,250	—	(1,497)	166,683
Segment gross profits	131,287	68,383	9,893	485	210,048
Purchase of property, plant and equipment	170,282	109,862	—	—	280,144

For the year ended December 31, 2023	Heavy Equipment - Australia	Heavy Equipment - Canada	Other	Eliminations	Total
Revenue from external customers	$153,877	$760,590	$25,441	$—	$939,908
Revenue from intersegment transactions	4,731	6,330	21,982	(8,271)	24,772
Cost of sales	104,761	545,477	35,437	(7,147)	678,528
Depreciation expense	13,240	116,660	—	1,419	131,319
Segment gross profits	40,607	104,783	11,986	(2,543)	154,833
Purchase of property, plant and equipment	56,367	146,442	—	—	202,809

Segment assets	December 31, 2024	December 31, 2023
Heavy Equipment - Canada	$1,143,415	$1,079,370
Heavy Equipment - Australia	986,397	718,114
Other	343,690	307,850
Eliminations	(779,238)	(558,856)
	$1,694,264	$1,546,478

Schedule of reconciliations

For the year ended December 31,	2024	2023
Total gross profit for reportable segments	$210,048	$154,833
Less: unallocated corporate items:
General and administrative costs	55,951	56,844
Loss on disposal of property, plant and equipment	767	1,659
Equity earnings in affiliates and joint ventures	(15,299)	(25,199)
Interest expense	59,340	36,948
Change in fair value of contingent obligations	53,206	4,681
Gain on derivative financial instruments	(3,952)	(6,063)
Income before income taxes	$60,035	$85,963

Schedule of revenue, by geographical areas

	2024	2023
Australia	$590,901	$151,789
Canada	566,669	802,932
United States	8,217	9,959
	$1,165,787	$964,680

Schedule of long-lived assets, by geographical areas

	2024	2023
Australia	$581,992	$452,519
Canada	697,060	717,324
	$1,279,052	$1,169,843